Note 17 - Pension Plan - Amounts Recognized in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total loss recognized in other comprehensive income	$ 1,690
Pension Plan [Member]
Actuarial loss on remeasurement of projected benefit obligation	4,654
Actuarial gain on remeasurement of fair value of assets	(2,292)
Total loss recognized in other comprehensive income	$ 2,362